Business combinations (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [abstract]
Schedule of the purchase price allocation

The following table presents the purchase price allocation:

	Capco		Ampion		Edgile		LeanSwift
Net assets	₹	4,667	₹	1,235	₹	1,306	₹	195
Fair value of customer-related intangibles		24,273		1,748		1,717		63
Fair value of marketing-related intangibles		8,083		460		1,160		111
Deferred tax liabilities on intangible assets		(9,383)		(663)		-		(49)
Total	₹	27,640	₹	2,780	₹	4,183	₹	320
Goodwill		81,890		6,322		12,993		1,305
Total purchase price	₹	109,530	₹	9,102	₹	17,176	₹	1,625

Net Assets include:
Cash and cash equivalents	₹	4,278	₹	855	₹	907	₹	145
Fair value of acquired trade receivables included in net assets	₹	6,167	₹	1,074	₹	819	₹	201
Gross contractual amount of acquired trade receivables		6,181		1,074		819		217
Less: Allowance for lifetime expected credit loss		(14)		-		-		(16)
Transaction costs included in general and administrative expenses	₹	358	₹	49	₹	152	₹	88

The following table presents the purchase price allocation:

	CAS Group		Rizing
Net assets	₹	532	₹	3,936
Fair value of customer-related intangibles		1,708		3,894
Fair value of marketing-related intangibles		-		482
Deferred tax liabilities on intangible assets		-		(1,750)
Total	₹	2,240	₹	6,562
Goodwill		3,347		37,283
Total purchase price	₹	5,587	₹	43,845

Net Assets include:
Cash and cash equivalents	₹	127	₹	2,114
Fair value of acquired trade receivables included in net assets	₹	452	₹	3,220
Gross contractual amount of acquired trade receivables		452		3,233
Less: Allowance for lifetime expected credit loss		-		(13)
Transaction costs included in general and administrative expenses	₹	19	₹	99

Schedule of Allocation of Purchase Price for Business Combinations

The following table presents the purchase price allocation:

	Purchase price allocated
Net assets	₹	1,285
Fair value of customer-related intangibles		2,460
Fair value of marketing-related intangibles		828
Deferred tax liabilities on intangible assets		(432)
Total	₹	4,141
Goodwill		9,660
Total purchase price	₹	13,801